Summary of Revenue and Expenses by Nature (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Onerous obligation			R$ 1,230,820	R$ 4,883,620
Additional provision			216,438	202,268	R$ 469,440
Derecognition of tax credits	[1]		(2,474,232)	(2,757,044)	(2,717,564)
Consolidated Basis [Member]
Statement [Line Items]
Derecognition of tax credits			R$ 167,395
Taxes On Revenue Pis And Cofins [Member] | Consolidated Basis [Member]
Statement [Line Items]
Tax Credit		R$ 1,517,919
Judicial Reorganisation [Member]
Statement [Line Items]
Provision contingency reversal				R$ 109,242
Judicial Reorganisation [Member] | Anatel [Member]
Statement [Line Items]
Additional provision					R$ 6,482,485

[1]	Refers to the reversal (recognition) of the allowance for the realizable value (impairment) of deferred tax assets (Note 10).